Retirement benefit obligations - RIPS (Details) - UK RIPS - GBP (£) £ in Millions	1 Months Ended
	Dec. 31, 2022	Feb. 24, 2022
Disclosure of defined benefit plans
Insurance policy value		£ 1,159
Surplus refunded	£ 22